5. Deferred Rent (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Deferred rent	$ (8,780)	$ 46,189	$ 76,010	$ 12,267
Landlord Funded Leasehold Improvements [Member]
Deferred rent	191,583
Payment offset to landlord	33,386
Deferred rent amortization	$ 69,940